Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - ESPP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	$ 552,709	$ 1,213,370	$ 1,728,310
EBP, Change in Net Asset Available for Benefit, Increase	552,709	1,213,370	1,728,310
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	733,226	1,471,835	1,912,496
EBP, Change in Net Asset Available for Benefit, Obligation to purchase common stock	178,394	350,759	609,785
EBP, Change in Net Asset Available for Benefit, Obligation to issue refunds to participants	2,985	11,136	10,576
EBP, Change in Net Asset Available for Benefit, Prior year contributions used for current year share purchase	(333,676)	(577,397)	(763,485)
EBP, Change in Net Asset Available for Benefit, Prior year contributions refunded to participants	(28,220)	(42,963)	(41,062)
EBP, Change in Net Asset Available for Benefit, Decrease	552,709	1,213,370	1,728,310
EBP, Net Asset Available for Benefit	$ 0	$ 0	$ 0	$ 0